John Hancock
                                                                    Sector Funds

                                                                      Prospectus


                                                               December 11, 2000


--------------------------------------------------------------------------------

                                                       Financial Industries Fund
                                                            Health Sciences Fund
                                                                Real Estate Fund
                                                              Regional Bank Fund
                                                                 Technology Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                        [LOGO] John Hancock(R)
                                                      --------------------------
                                                          JOHN HANCOCK FUNDS

Contents
--------------------------------------------------------------------------------

A fund-by-fund summary          Financial Industries Fund                      4
of goals, strategies, risks,
performance and expenses.       Health Sciences Fund                           6

                                Real Estate Fund                               8

                                Regional Bank Fund                            10

                                Technology Fund                               12

Policies and instructions for   Your account
opening, maintaining and
closing an account in any       Choosing a share class                        14
sector fund.                    How sales charges are calculated              14
                                Sales charge reductions and waivers           15
                                Opening an account                            16
                                Buying shares                                 17
                                Selling shares                                18
                                Transaction policies                          20
                                Dividends and account policies                20
                                Additional investor services                  21

Further information on the      Fund details
sector funds.
                                Business structure                            22
                                Financial highlights                          23

                                For more information                  back cover

Overview
--------------------------------------------------------------------------------

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

JOHN HANCOCK SECTOR FUNDS

These funds seek long-term growth by investing primarily in stocks of a single sector or group of industries. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     want to target a particular sector or group of industries

o     have longer time horizons

o     want to further diversify their portfolios

o are seeking funds for the aggressive growth portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

Sector funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment whose value may vary substantially

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock sector funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages more than $30 billion in assets.

Financial Industries Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.


In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
---------------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
---------------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1990
Began business career in 1990

Thomas C. Goggins
---------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                          1997    1998    1999
                                                         37.76%   4.86%  -1.07%

Best quarter: Q4 '98, 17.07%
Worst quarter: Q3 '98, -20.12%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                          Life of      Life of
                                               1 year     Class A      Class B
Class A - began 3/14/96                        -6.02%     18.47%       --
Class B - began 1/14/97                        -6.55%     --           10.58%
Class C - began 3/1/99                         --         --           --
Index                                          21.03%     26.33%       26.47%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------

Maximum sales charge (load)                  5.00%        5.00%        2.00%
Maximum front-end sales charge (load)
on purchases as a % of purchase price        5.00%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.76%        0.76%        0.76%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               0.33%        0.33%        0.33%
Total fund operating expenses                1.39%        2.09%        2.09%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $634         $918         $1,222       $2,085
Class B - with redemption       $712         $955         $1,324       $2,242
        - without redemption    $212         $655         $1,124       $2,242
Class C - with redemption       $409         $748         $1,212       $2,497
        - without redemption    $310         $748         $1,212       $2,497

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            FIDAX
CUSIP             409905502
Newspaper         FinIndA
SEC number        811-3999
JH fund number    70

Class B
---------------------------------------
Ticker            FIDBX
CUSIP             409905601
Newspaper         FinIndB
SEC number        811-3999
JH fund number    170


Class C
---------------------------------------
Ticker            FIDCX
CUSIP             409905874
Newspaper         FinIndC
SEC number        811-3999
JH fund number    570

Health Sciences Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of assets in stocks of U.S. and foreign health-care companies. These companies derive more than half of their revenues from health-care related activities or commit more than half of their assets to these activities. Because the fund is non-diversified, it may invest more than 5% of assets in securities of individual companies.


In managing the portfolio, the manager studies economic trends to allocate assets among the following major categories:

o     pharmaceuticals and biotechnology

o     medical devices and analytical equipment

o     health-care services

The manager also uses broad economic analysis to identify promising industries within these categories.

The management team then uses fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential and valuation. The team generally assesses the senior management of companies through interviews and company visits. An independent advisory board composed of scientific and medical experts provides advice and consultation on health-care developments.

The fund may use certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGER


Linda I. Miller, CFA
---------------------------------------
Vice president of adviser
Joined fund team in 1995
Joined adviser in 1995
Began business career in 1980


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                  1992    1993    1994    1995     1996    1997    1998    1999
                 18.36%   1.20%   8.85%  39.88%    6.50%  29.73%  19.49%  -0.64%

Best quarter: Q2 '97, 23.14%
Worst quarter: Q1 '93, -18.85%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                          Life of      Life of
                                   1 year      5 year     Class A      Class B
Class A - began 10/1/91            -5.60%      16.86%     17.59%       --
Class B - began 3/7/94             -6.26%      16.99%     --           14.62%
Class C - began 3/1/99             --          --         --           --
Index                              21.03%      28.54%     20.21%       24.27%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Stocks of health-care companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' industry allocation or security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o     Certain derivatives could produce disproportionate losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------

Maximum sales charge (load)                  5.00%        5.00%        2.00%
Maximum front-end sales charge (load)
on purchases as a % of purchase price        5.00%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.78%        0.78%        0.78%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               0.52%        0.52%        0.52%
Total fund operating expenses                1.60%        2.30%        2.30%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $655         $  980       $1,327       $2,305
Class B - with redemption       $733         $1,018       $1,430       $2,461
        - without redemption    $233         $  718       $1,230       $2,461
Class C - with redemption       $430         $  811       $1,318       $2,709
        - without redemption    $331         $  811       $1,318       $2,709

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            JHGRX
CUSIP             410233308
Newspaper         HthSciA
SEC number        811-4932
JH fund number    28

Class B
---------------------------------------
Ticker            JHRBX
CUSIP             410233704
Newspaper         HthSciB
SEC number        811-4932
JH fund number    128


Class C
---------------------------------------
Ticker            JHRCX
CUSIP             410233852
Newspaper         --
SEC number        811-4932
JH fund number    528

Real Estate Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. Income is a secondary goal. To pursue these goals, the fund invests at least 65% of assets in securities of real estate companies of any size. These include U.S. and foreign companies in the businesses of owning, managing or marketing real estate; companies in related industries, such as financing or construction; and companies in other businesses that have at least half their assets in real estate holdings.

The fund generally focuses on real estate investment trusts (REITs), which hold real estate and mortgages. The fund invests in companies that are considered fundamentally undervalued due to changing economic conditions, regional economic factors or industry consolidation.

The fund may invest up to 20% of assets in junk bonds rated as low as BB and their unrated equivalents, and up to 15% of assets in foreign securities. The fund may invest up to 35% of assets in securities of issuers that are not considered real estate companies.

At different times, the fund may emphasize different types of securities or issuers, depending on its outlook for interest rates, real estate prices and other factors.

The fund may use certain derivatives (investments whose value is based on indices, securities or currencies), especially in managing its exposure to interest rate risk. However, it does not intend to use them extensively.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
---------------------------------------
Executive vice president of adviser
Joined fund team in 1998
Joined adviser in 1985
Began business career in 1979

James J. McKelvey
---------------------------------------
Second vice president
Joined fund team in 1998
Joined adviser in 1997
Began business career in 1986

Thomas M. Finucane
---------------------------------------
Vice president of adviser
Joined fund team in 1998
Joined adviser in 1990
Began business career in 1990

Thomas C. Goggins
---------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

PAST PERFORMANCE

[Clip Art] The graph shows the fund's total return, while the table shows performance over time along with a broad-based market index for reference. This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar year
--------------------------------------------------------------------------------
                                                                           1999
                                                                           2.38%

Best quarter: Q2 '99, 11.57%
Worst quarter: Q3 '99, -8.57%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------

                                                                       Life of
                                                          1 year       Class A
Class A - began 9/30/98                                   -2.71%       -1.84%
Class B - began 3/1/00                                    --           --
Class C - began 3/1/00                                    --           --
Index 1                                                   21.03%       30.31%
Index 2                                                   -4.55%       -5.74%

Index 1: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

Index 2: Morgan Stanley REIT Index, an unmanaged index consisting of the most actively traded real estate investment trusts.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to movements in real estate markets. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector.

The value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Securities of smaller companies are more volatile than those of larger companies.

Because they are securities, REIT shares can fall in value when securities markets fall or when there is an economic downturn. There is also the risk that a REIT's value could fall if it is mismanaged, faces high tenant default risk or is in danger of failing to meet certain IRS standards.

If the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds.

o If interest rate movements cause the fund's mortgage-backed and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could fall.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------

Maximum sales charge (load)                  5.00%        5.00%        2.00%
Maximum front-end sales charge (load)
on purchases as a % of purchase price        5.00%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.80%        0.80%        0.80%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               10.61%       10.61%       10.61%
Total fund operating expenses                11.71%       12.41%       12.41%
Expense reimbursement (at least
until 2/28/01)                               10.06%       10.06%       10.06%
Net annual operating expenses                1.65%        2.35%        2.35%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                 $659      $2,807    $4,676    $8,356
Class B - with redemption               $738      $2,901    $4,826    $8,445
        - without redemption            $238      $2,601    $4,626    $8,445
Class C - with redemption               S435      $2,675    $4,680    $8,528
        - without redemption            $336      $2,675    $4,680    $8,528

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            --
CUSIP             478032832
Newspaper         --
SEC number        811-3392
JH fund number    05

Class B
---------------------------------------
Ticker            --
CUSIP             478032824
Newspaper         --
SEC number        811-3392
JH fund number    105


Class C
---------------------------------------
Ticker            --
CUSIP             478032816
Newspaper         --
SEC number        811-3392
JH fund number    505

Regional Bank Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation with moderate income as a secondary objective. To pursue this goal, the fund normally invests at least 65% of assets in stocks of regional banks and lending companies, including commercial and industrial banks, savings and loan associations and bank holding companies. Typically, these companies provide full-service banking, have primarily domestic assets and are based outside of money centers such as New York City and Chicago.

In managing the portfolio, the managers focus primarily on stock selection.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. The managers look for low price/earnings (P/E) ratios, high-quality assets and sound loan review processes. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The fund's portfolio may be concentrated in geographic regions where consolidation activity is high. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may also invest in other U.S. and foreign financial services companies, such as lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of companies outside the financial services sector and up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents).

The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
---------------------------------------
Executive vice president of adviser
Joined fund team in 1985
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
---------------------------------------
Vice president of adviser
Joined fund team in 1990
Joined adviser in 1990
Began business career in 1990

Thomas C. Goggins
---------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
  1990    1991    1992    1993    1994    1995    1996    1997    1998     1999
-20.57%  63.78%  47.37%  20.51%  -0.20%  47.56%  28.43%  52.83%   0.73%  -16.37%

Best quarter: Q1 '91, 19.45%
Worst quarter: Q3 '90, -20.91%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                                       Life of
                            1 year         5 year        10 year       Class A
Class A - began 1/3/92      -20.06%        19.10%        --            20.05%
Class B                     -20.12%        19.33%        18.85%        --
Class C - began 3/1/99      --             --            --            --
Index                       21.03%         28.54%        18.19%        19.69%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector.

For instance, when interest rates fall or economic conditions deteriorate, regional bank stocks could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

A decline in a region's economy could hurt the banks in that region. Regional bank stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------

Maximum sales charge (load)                  5.00%        5.00%        2.00%
Maximum front-end sales charge (load)
on purchases as a % of purchase price        5.00%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.75%        0.75%        0.75%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               0.22%        0.22%        0.22%
Total fund operating expenses                1.27%        1.97%        1.97%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $623         $883         $1,162       $1,957
Class B - with redemption       $700         $918         $1,262       $2,115
        - without redemption    $200         $618         $1,062       $2,115
Class C - with redemption       $397         $712         $1,152       $2,373
        - without redemption    $298         $712         $1,152       $2,373

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            FRBAX
CUSIP             409905106
Newspaper         RgBkA
SEC number        811-3999
JH fund number    01

Class B
---------------------------------------
Ticker            FRBFX
CUSIP             409905205
Newspaper         RgBkB
SEC number        811-3999
JH fund number    101

Class C
---------------------------------------
Ticker            FRBCX
CUSIP             409905866
Newspaper         RgBkC
SEC number        811-3999
JH fund number    501

Technology Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of assets in U.S. and foreign companies that rely extensively on technology in their product development or operations. These companies are in fields such as: computer software, hardware and Internet services; telecommunications; electronics; and data management and storage.


In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation. The managers invest in companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management. The fund focuses on companies that are undergoing a business change that appears to signal accelerated growth or higher earnings.

The fund may invest up to 10% of net assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.)

It may also invest in certain higher-risk securities, including securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

SUBADVISER

American Fund Advisors, Inc.
---------------------------------------
Responsible for day-to-day
investment management

Founded in 1978

Supervised by the adviser

PORTFOLIO MANAGERS


Barry J. Gordon
---------------------------------------
President of subadviser
Joined fund team in 1983
Began business career in 1971

Marc H. Klee, CFA
---------------------------------------
Executive vice president of subadviser
Joined fund team in 1983
Began business career in 1977

Alan J. Loewenstein, CFA
---------------------------------------
Senior vice president of subadviser
Joined fund team in 1983
Began business career in 1979


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
  1990    1991    1992    1993    1994    1995    1996    1997    1998     1999
-18.46%  33.05%   5.70%  32.06%   9.62%  46.53%  12.52%   6.68%  49.15%  132.39%

Best quarter: Q4 '99, 60.48%
Worst quarter: Q3 '90, -27.13%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/99
--------------------------------------------------------------------------------
                                                                      Life of
                               1 year       5 year       10 year      Class B
Class A                        120.79%      42.09%       25.44%       --
Class B - began 1/3/94         125.77%      42.45%       --           36.54%
Class C - began 3/1/99         --           --           --           --
Index                          21.03%       28.54%       18.19%       23.55%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 U.S. common stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements.


The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.


Technology companies may face special risks, such as short product cycles that are difficult to predict. Some technology companies are smaller companies that may have limited product lines and financial and managerial resources, making them vulnerable to isolated business setbacks.

Stocks of technology companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.


o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.


================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------

Maximum sales charge (load)                  5.00%        5.00%        2.00%
Maximum front-end sales charge (load)
on purchases as a % of purchase price        5.00%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.76%        0.76%        0.76%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               0.29%        0.29%        0.29%
Total fund operating expenses                1.35%        2.05%        2.05%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $631         $906         $1,202       $2,043
Class B - with redemption       $708         $943         $1,303       $2,200
        - without redemption    $208         $643         $1,103       $2,200
Class C - with redemption       $405         $736         $1,192       $2,455
        - without redemption    $306         $736         $1,192       $2,455

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------------------
Ticker            NTTFX
CUSIP             478032303
Newspaper         TechA
SEC number        811-3392
JH fund number    83

Class B
---------------------------------------
Ticker            FGTBX
CUSIP             478032402
Newspaper         TechB
SEC number        811-3392
JH fund number    183

Class C
---------------------------------------
Ticker            JHTCX
CUSIP             478032600
Newspaper         TechC
SEC number        811-3392
JH fund number    583

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker.

Your broker or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                           As a % of       As a % of your
Your investment            offering price  investment
Up to $49,999              5.00%           5.26%
$50,000 - $99,999          4.50%           4.71%
$100,000 - $249,999        3.50%           3.63%
$250,000 - $499,999        2.50%           2.56%
$500,000 - $999,999        2.00%           2.04%
$1,000,000 and over        See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                           As a % of       As a % of your
Your investment            offering price  investment
Up to $1,000,000           1.00%           1.01%
$1,000,000 and over        none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                           CDSC on shares
Your investment                            being sold
First $1M - $4,999,999                     1.00%
Next $1 - $5M above that                   0.50%
Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


14 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                        CDSC on shares
Years after purchase                    being sold
1st year                                5.00%
2nd year                                4.00%
3rd  year or 4th year                   3.00%
5th year                                2.00%
6th year                                1.00%
After 6th year                          none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                    CDSC
1st year                                1.00%
After 1st year                          none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                 YOUR ACCOUNT 15

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

Class C shares may be offered without front-end sales charges to various individuals and institutions, including certain retirement plans.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     retirement account: $250

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


16  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
            Opening an account                Adding to an account

By check

[Clip Art]  o Make out a check for the        o Make out a check for the
              investment amount, payable to     investment amount payable to
              "John Hancock Signature           "John Hancock Signature
              Services, Inc."                   Services, Inc."

            o Deliver the check and your      o Fill out the detachable
              completed application to your     investment slip from an account
              financial representative, or      statement. If no slip is
              mail them to Signature            available, include a note
              Services (address below).         specifying the fund name, your
                                                share class, your account number
                                                and the name(s) in which the
                                                account is registered.

                                              o Deliver the check and your
                                                investment slip or note to your
                                                financial representative, or
                                                mail them to Signature Services
                                                (address below).

By exchange

[Clip Art]  o Call your financial             o Log on to www.jhfunds.com to
              representative or Signature       process exchanges between funds.
              Services to request an
              exchange.                       o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

By wire

[Clip Art]  o Deliver your completed          o Instruct your bank to wire the
              application to your financial     amount of your investment to:
              representative, or mail it to       First Signature Bank & Trust
              Signature Services.                 Account # 900000260
                                                  Routing # 211475000
            o Obtain your account number by
              calling your financial          Specify the fund name, your share
              representative or Signature     class, your account number and the
              Services.                       name(s) in which the account is
                                              registered. Your bank may charge a
            o Instruct your bank to wire the  fee to wire funds.
              amount of your investment to:
                First Signature Bank & Trust
                Account # 900000260
                Routing # 211475000

            Specify the fund name, your
            choice of share class, the new
            account number and the name(s)
            in which the account is
            registered. Your bank may charge
            a fee to wire funds.

By Internet

[Clip Art]  See "By exchange" and "By wire."  o Verify that your bank or credit union is a member of the
                                                Automated Clearing House (ACH)
                                                system.

                                              o Complete the "Bank Information"
                                                section on your account
                                                application.

                                              o Log on to www.jhfunds.com to
                                                initiate purchases using your
                                                authorized bank account.

By phone

[Clip Art]  See "By exchange" and "By wire."  o Verify that your bank or credit union is a member of the
                                                Automated Clearing House (ACH)
                                                system.

                                              o Complete the "Bank Information"
                                                section on your account
                                                application.

                                              o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services between 8 A.M. and 4
                                                P.M. Eastern Time on most
                                                business days.

--------------------------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
--------------------------------------------------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                      To sell some or all of your shares

By letter

[Clip Art]  o Accounts of any type.           o Write a letter of instruction or
                                                complete a stock power
            o Sales of any amount.              indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which the
                                                account is registered and the
                                                dollar value or number of shares
                                                you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may be
                                                required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which the
                                                account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By Internet

[Clip Art]  o Most accounts.                  o Log on to www.jhfunds.com to
                                                initiate redemptions from your
            o Sales of up to $100,000.          funds.

By phone

[Clip Art]  o Most accounts.                  o Call EASI-Line for automated
                                                service 24 hours a day using
            o Sales of up to $100,000.          your touch tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services between 8 A.M. and 4
                                                P.M. Eastern Time on most
                                                business days.

By wire or electronic funds transfer (EFT)

[Clip Art]  o Requests by letter to sell any  o To verify that the Internet or
              amount.                           telephone redemption privilege
                                                is in place on an account, or to
            o Requests by Internet or phone     request the form to add it to an
              to sell up to $100,000.           existing account, call Signature
                                                Services.

                                              o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000 may
                                                be sent by EFT or by check.
                                                Funds from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

By exchange

[Clip Art]  o Accounts of any type.           o Obtain a current prospectus for
                                                the fund into which you are
            o Sales of any amount.              exchanging by Internet or by
                                                calling your financial
                                                representative or Signature
                                                Services.

                                              o Log on to www.jhfunds.com to
                                                process exchanges between your
                                                funds.

                                              o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


18 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                        Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or UGMA/UTMA      o Letter of instruction.
accounts (custodial accounts for minors).
                                              o On the letter, the signatures of
                                                all persons authorized to sign
                                                for the account, exactly as the
                                                account is registered.

                                              o Signature guarantee if
                                                applicable (see above).

Owners of corporate, sole proprietorship,     o Letter of instruction.
general partner or association accounts.
                                              o Corporate business/organization
                                                resolution, certified within the
                                                past 12 months, or a John
                                                Hancock Funds business/
                                                organization certification form.

                                              o On the letter and the
                                                resolution, the signature of the
                                                person(s) authorized to sign for
                                                the account.

                                              o Signature guarantee if
                                                applicable (see above).

Owners or trustees of trust accounts.         o Letter of instruction.

                                              o On the letter, the signature(s)
                                                of the trustee(s).

                                              o Copy of the trust document
                                                certified within the past 12
                                                months, or a John Hancock Funds
                                                trust certification form.

                                              o Signature guarantee if
                                                applicable (see above).

Joint tenancy shareholders with rights of     o Letter of instruction signed by
survivorship whose co-tenants are deceased.     surviving tenant.

                                              o Copy of death certificate.

                                              o Signature guarantee if
                                                applicable (see above).

Executors of shareholder estates.             o Letter of instruction signed by
                                                executor.

                                              o Copy of order appointing
                                                executor, certified within the
                                                past 12 months.

                                              o Signature guarantee if
                                                applicable (see above).

Administrators, conservators, guardians and   o Call 1-800-225-5291 for
other sellers or account types not listed       instructions.
above.

--------------------------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
--------------------------------------------------------------------------------


                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.


Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.


Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Regional Bank Fund and Real Estate Fund typically pay income dividends quarterly. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


20 YOUR ACCOUNT

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's income and short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.


The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 21

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock sector funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Financial Industries, Health Sciences and Real Estate funds have the power to change these funds' respective investment goals without shareholder approval.

Management fees The management fees paid to the investment adviser by the John Hancock sector funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                      % of net assets
--------------------------------------------------------------------------------
Financial Industries                      0.76%
Health Sciences                           0.78%
Real Estate                               0.00%
Regional Bank                             0.75%
Technology                                0.76%

   [The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

  Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                              their representatives

                      Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                              Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                   through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                 Handles shareholder services, including record-
                keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                                        Asset
                                                                      management

                      ------------------------------------
                                   Subadviser

                          American Fund Advisors, Inc.
                                1415 Kellum Place
                              Garden City, NY 11530

                          Provides portfolio management
                               to Technology Fund.
                      ------------------------------------

                      ------------------------------------
                               Investment adviser

                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodians

                          Brown Brothers Harriman & Co.

                           Investors Bank & Trust Co.

                          State Street Bank & Trust Co.

                       Hold the funds' assets, settle all
                      portfolio trades and collect most of
                         the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------

22 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Financial Industries Fund

Figures audited by PricewaterhouseCoopers LLP.

---------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                           10/96(1)       10/97       10/98          10/99
---------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                              $8.50         $11.03      $14.26         $14.80
Net investment income (loss)(2)                                                    0.02           0.14        0.15           0.10
Net realized and unrealized gain (loss) on investments and foreign
currency transactions                                                              2.51           3.77        0.52(3)        1.18
Total from investment operations                                                   2.53           3.91        0.67           1.28
Less distributions:
   Dividends from net investment income                                              --          (0.03)      (0.11)         (0.14)
   Distributions in excess of net investment income                                  --             --          --          (0.02)
   Distributions from net realized gain on investments sold                          --          (0.65)      (0.02)            --
   Total distributions                                                               --          (0.68)      (0.13)         (0.16)
Net asset value, end of period                                                   $11.03         $14.26      $14.80         $15.92
Total investment return at net asset value(4) (%)                                 29.76(5)       37.19        4.66           8.69
Total adjusted investment return at net asset value(4, 6) (%)                     26.04(5)       36.92          --             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                        895        416,698     861,582        659,031
Ratio of expenses to average net assets (%)                                        1.20(7)        1.20        1.37           1.39
Ratio of adjusted expenses to average net assets(8) (%)                            7.07(7)        1.47          --             --
Ratio of net investment income (loss) to average net assets (%)                    0.37(7)        1.10        0.92           0.62
Ratio of adjusted net investment income (loss) to average net assets(8) (%)       (5.50)(7)       0.83          --             --
Portfolio turnover rate (%)                                                          31              6          30             40
Fee reduction per share(2) ($)                                                     0.38           0.03          --             --

-------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                            10/97(1)        10/98            10/99
-------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                              $11.43          $14.18           $14.70
Net investment income (loss)(2)                                                     0.04            0.03            (0.01)
Net realized and unrealized gain (loss) on investments and foreign
currency transactions                                                               2.71            0.54(3)          1.17
Total from investment operations                                                    2.75            0.57             1.16
Less distributions:
   Dividends from net investment income                                               --           (0.03)           (0.04)
   Distributions in excess of net investment income                                   --              --            (0.01)
   Distributions from net realized gain on investments sold                           --           (0.02)              --
   Total distributions                                                                --           (0.05)           (0.05)
Net asset value, end of period                                                    $14.18          $14.70           $15.81
Total investment return at net asset value(4) (%)                                  24.06(5)         3.95             7.93
Total adjusted investment return at net asset value(4, 6) (%)                      23.85(5)           --               --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   1,308,946       2,603,021        2,163,265
Ratio of expenses to average net assets (%)                                         1.90(7)         2.07             2.07
Ratio of adjusted expenses to average net assets(8) (%)                             2.17(7)           --               --
Ratio of net investment income (loss) to average net assets (%)                     0.40(7)         0.22            (0.07)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)         0.13(7)           --               --
Portfolio turnover rate (%)                                                            6              30               40
Fee reduction per share(2) ($)                                                      0.03              --               --


                                                                 FUND DETAILS 23

Financial Industries Fund continued

--------------------------------------------------------------------------------
Class C - period ended:                                                10/99(1)
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $15.60
Net investment income (loss)(2)                                         0.00(9)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                           0.21
Total from investment operations                                        0.21
Net asset value, end of period                                        $15.81
Total investment return at net asset value(4) (%)                       1.35(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           5,401
Ratio of expenses to average net assets (%)                             2.06(7)
Ratio of net investment income (loss) to average net assets (%)        (0.14)(7)
Portfolio turnover rate (%)                                               40

(1) Class A, Class B and Class C shares began operations on March 14, 1996, January 14, 1997 and March 1, 1999, respectively.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Amount shown for a share outstanding does not correspond with aggregate net gain (loss) on investments for the period ended October 31, 1998, due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)   Annualized.
(8)   Unreimbursed, without fee reduction.
(9)   Less than $0.01 per share.


24 FUND DETAILS

Health Sciences Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                            8/95       8/96       10/96(1)      10/97      10/98       10/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $16.51     $21.61      $25.43        $25.11     $30.25      $33.89
Net investment income (loss)(2)                                   (0.36)     (0.19)      (0.05)        (0.19)     (0.23)      (0.18)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                      5.46       4.15       (0.27)         6.56       4.38        0.57
Total from investment operations                                   5.10       3.96       (0.32)         6.37       4.15        0.39
Less distributions:
   Distributions from net realized gain on investments sold
   and foreign currency transactions                                 --      (0.14)         --         (1.23)     (0.51)         --
Net asset value, end of period                                   $21.61     $25.43      $25.11        $30.25     $33.89      $34.28
Total investment return at net asset value(3) (%)                 30.89      18.39       (1.26)(4)     26.63      13.91        1.15
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     24,394     42,405      42,618        53,122     83,928      92,766
Ratio of expenses to average net assets (%)                        2.56       1.80        1.92(5)       1.68       1.61        1.60
Ratio of net investment income (loss) to average net assets (%)   (1.99)     (0.75)      (1.04)(5)     (0.71)     (0.71)      (0.52)
Portfolio turnover rate (%)                                          38         68          24            57         39          61

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                            8/95       8/96       10/96(1)      10/97      10/98       10/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $16.46     $21.35      $24.94        $24.60     $29.40      $32.69
Net investment income (loss)(2)                                   (0.55)     (0.34)      (0.08)        (0.37)     (0.45)      (0.41)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                      5.44       4.07       (0.26)         6.40       4.25        0.55
Total from investment operations                                   4.89       3.73       (0.34)         6.03       3.80        0.14
Less distributions:
   Distributions from net realized gain on investments sold
   and foreign currency transactions                                 --      (0.14)         --         (1.23)     (0.51)         --
Net asset value, end of period                                   $21.35     $24.94      $24.60        $29.40     $32.69      $32.83
Total investment return at net asset value(3) (%)                 29.71      17.53       (1.36)(4)     25.76      13.11        0.43
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      6,333     36,591      37,521        53,436    123,880     152,323
Ratio of expenses to average net assets (%)                        3.45       2.42        2.62(5)       2.38       2.31        2.30
Ratio of net investment income (loss) to average net assets (%)   (2.91)     (1.33)      (1.74)(5)     (1.41)     (1.41)      (1.22)
Portfolio turnover rate (%)                                          38         68          24            57         39          61

--------------------------------------------------------------------------------
Class C - period ended:                                                10/99(6)
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $33.94
Net investment income (loss)(2)                                        (0.28)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                          (0.83)
Total from investment operations                                       (1.11)
Net asset value, end of period                                        $32.83
Total investment return at net asset value(3) (%)                      (3.27)(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           1,877
Ratio of expenses to average net assets (%)                             2.40(5)
Ratio of net investment income (loss) to average net assets (%)        (1.30)(5)
Portfolio turnover rate (%)                                               61

(1) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6)   Class C shares began operations on March 1, 1999.


                                                                 FUND DETAILS 25

Real Estate Fund

Figures audited by Deloitte & Touche LLP.

--------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                           12/98(1)        10/99(2,3)
--------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                             $10.00           $9.93
Net investment income (loss)(4)                                                    0.14            0.37
Net realized and unrealized gain (loss) on investments                            (0.09)          (0.48)
Total from investment operations                                                   0.05           (0.11)
Less distributions:
   Dividends from net investment income                                           (0.12)          (0.34)
Net asset value, end of period                                                    $9.93           $9.48
Total investment return at net asset value(5) (%)                                  0.47(6)        (1.11)(6)
Total adjusted investment return at net asset value(5,7) (%)                      (1.60)(6)       (9.49)(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                      1,006             960
Ratio of expenses to average net assets (%)                                        1.65(8)         1.65(8)
Ratio of adjusted expenses to average net assets(9) (%)                            9.85(8)        11.71(8)
Ratio of net investment income (loss) to average net assets (%)                    5.72(8)         4.49(8)
Ratio of adjusted net investment income (loss) to average net assets(9) (%)       (2.48)(8)       (5.57)(8)
Portfolio turnover rate (%)                                                         109             345
Fee reduction per share(4) ($)                                                     0.20            0.83

(1)   Began operations on September 30, 1998.
(2) Effective October 31, 1999, the fiscal year end changed from December 31 to October 31.
(3)   For the period from January 1, 1999 to October 31, 1999.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(8)   Annualized.
(9)   Unreimbursed, without fee reduction.


26 FUND DETAILS

Regional Bank Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                10/95        10/96         10/97         10/98         10/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $21.52       $27.14        $33.99        $48.73        $50.34
Net investment income (loss)(1)                                         0.52         0.63          0.64          0.66          0.68
Net realized and unrealized gain (loss) on investments                  5.92         7.04         15.02          1.99          2.36
Total from investment operations                                        6.44         7.67         15.66          2.65          3.04
Less distributions:
   Dividends from net investment income                                (0.48)       (0.60)        (0.61)        (0.65)        (0.70)
   Distributions from net realized gain on investments sold            (0.34)       (0.22)        (0.31)        (0.39)        (1.47)
   Total distributions                                                 (0.82)       (0.82)        (0.92)        (1.04)        (2.17)
Net asset value, end of period                                        $27.14       $33.99        $48.73        $50.34        $51.21
Total investment return at net asset value(2) (%)                      31.00        28.78         46.79          5.33          6.24
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         486,631      860,843     1,596,836     1,500,200     1,205,712
Ratio of expenses to average net assets (%)                             1.39         1.36          1.30          1.24          1.27
Ratio of net investment income to average net assets (%)                2.23         2.13          1.55          1.23          1.33
Portfolio turnover rate (%)                                               14            8             5             5             4

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                10/95        10/96         10/97         10/98         10/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $21.43       $27.02        $33.83        $48.48        $50.08
Net investment income (loss)(1)                                         0.36         0.42          0.35          0.30          0.35
Net realized and unrealized gain (loss) on investments                  5.89         7.01         14.95          1.97          2.36
Total from investment operations                                        6.25         7.43         15.30          2.27          2.71
Less distributions:
   Dividends from net investment income                                (0.32)       (0.40)        (0.34)        (0.28)        (0.38)
   Distributions from net realized gain on investments sold            (0.34)       (0.22)        (0.31)        (0.39)        (1.47)
   Total distributions                                                 (0.66)       (0.62)        (0.65)        (0.67)        (1.85)
Net asset value, end of period                                        $27.02       $33.83        $48.48        $50.08        $50.94
Total investment return at net asset value(2) (%)                      30.11        27.89         45.78          4.62          5.55
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       1,236,447    2,408,514     4,847,755     4,506,983     3,639,380
Ratio of expenses to average net assets (%)                             2.09         2.07          2.00          1.92          1.92
Ratio of net investment income (loss) to average net assets (%)         1.53         1.42          0.84          0.56          0.68
Portfolio turnover rate (%)                                               14            8             5             5             4

--------------------------------------------------------------------------------
Class C - period ended:                                               10/99(3)
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $50.77
Net investment income (loss)(1)                                        0.22
Net realized and unrealized gain (loss) on investments                 0.21
Total from investment operations                                       0.43
Less distributions:
   Dividends from net investment income                               (0.26)
Net asset value, end of period                                       $50.94
Total investment return at net asset value(2) (%)                      0.87(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          6,841
Ratio of expenses to average net assets (%)                            1.97(5)
Ratio of net investment income (loss) to average net assets (%)        0.65(5)
Portfolio turnover rate (%)                                               4

(1)   Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)   Class C shares began operations on March 1, 1999.
(4)   Not annualized.
(5)   Annualized.


                                                                 FUND DETAILS 27

Technology Fund

Figures audited by Ernst & Young LLP.


------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                                12/94(1)         12/95(1)         10/96(1,2)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                   $2.91            $2.97            $4.09
Net investment income (loss)(3)                                                        (0.04)           (0.04)(4)        (0.02)
Net realized and unrealized gain (loss) on investments and written options              0.31             1.43             0.23
Total from investment operations                                                        0.27             1.39             0.21
Less distributions:
   Distributions from net realized gain on investments sold and written options        (0.21)           (0.27)              --
Net asset value, end of period                                                         $2.97            $4.09            $4.30
Total investment return at net asset value(5) (%)                                       9.62            46.53             5.22(6)
Total adjusted investment return at net asset value(5) (%)                                --            46.41(7)            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                          52,193          155,001          166,010
Ratio of expenses to average net assets (%)                                             2.16             1.67(4)          1.57(8)
Ratio of net investment income (loss) to average net assets (%)                        (1.25)           (0.89)(4)        (0.68)(8)
Portfolio turnover rate (%)                                                               67               70               64

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                                10/97(1)         10/98(1)           10/99(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                   $4.30            $5.01              $4.74
Net investment income (loss)(3)                                                        (0.05)           (0.05)             (0.06)
Net realized and unrealized gain (loss) on investments and written options              0.97             0.18               5.39
Total from investment operations                                                        0.92             0.13               5.33
Less distributions:
   Distributions from net realized gain on investments sold and written options        (0.21)           (0.40)             (0.04)
Net asset value, end of period                                                         $5.01            $4.74             $10.03
Total investment return at net asset value(5) (%)                                      21.90             3.95             113.09
Total adjusted investment return at net asset value(5) (%)                                --               --                 --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                         184,048          186,259            523,013
Ratio of expenses to average net assets (%)                                             1.51             1.50               1.35
Ratio of net investment income (loss) to average net assets (%)                        (0.95)           (0.97)             (0.78)
Portfolio turnover rate (%)                                                              104               86                 61

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                                12/94(1,9)       12/95(1)         10/96(1,2)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                   $2.87            $2.95            $4.01
Net investment income (loss)(3)                                                        (0.06)           (0.07)(4)        (0.05)
Net realized and unrealized gain (loss) on investments and written options              0.35             1.40             0.24
Total from investment operations                                                        0.29             1.33             0.19
Less distributions:
   Distributions from net realized gain on investments sold and written options        (0.21)           (0.27)              --
Net asset value, end of period                                                         $2.95            $4.01            $4.20
Total investment return at net asset value(5) (%)                                      10.02(6)         45.42             4.65(6)
Total adjusted investment return at net asset value(5) (%)                                --            45.30(7)            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                           9,324           35,754           50,949
Ratio of expenses to average net assets (%)                                             2.90(8)          2.41(4)          2.27(8)
Ratio of net investment income (loss) to average net assets (%)                        (1.98)(8)        (1.62)(4)        (1.38)(8)
Portfolio turnover rate (%)                                                               67               70               64

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                                10/97(1)         10/98(1)         10/99(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                   $4.20            $4.85            $4.55
Net investment income (loss)(3)                                                        (0.08)           (0.08)           (0.11)
Net realized and unrealized gain (loss) on investments and written options              0.94             0.18             5.15
Total from investment operations                                                        0.86             0.10             5.04
Less distributions:
   Distributions from net realized gain on investments sold and written options        (0.21)           (0.40)           (0.04)
Net asset value, end of period                                                         $4.85            $4.55            $9.55
Total investment return at net asset value(5) (%)                                      21.04             3.20           111.70
Total adjusted investment return at net asset value(5) (%)                                --               --               --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                          65,851           77,999          553,359
Ratio of expenses to average net assets (%)                                             2.21             2.20             2.05
Ratio of net investment income (loss) to average net assets (%)                        (1.65)           (1.67)           (1.47)
Portfolio turnover rate (%)                                                              104               86               61

--------------------------------------------------------------------------------
Class C - period ended:                                               10/99(1,9)
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                  $7.71
Net investment income (loss)(3)                                       (0.09)
Net realized and unrealized gain (loss) on investments and
written options                                                        1.93
Total from investment operations                                       1.84
Net asset value, end of period                                        $9.55
Total investment return at net asset value(5) (%)                     48.62(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         14,215
Ratio of expenses to average net assets (%)                            2.16(8)
Ratio of net investment income (loss) to average net assets (%)       (1.57)(8)
Portfolio turnover rate (%)                                              61

(1) Per share amounts have been restated to reflect a 6-for-1 stock split effective August 11, 2000.
(2) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Reflects voluntary fee reductions and expense limitations in effect during the year ended December 31, 1995, which amounted to $0.003 and $0.005 per share for Class A and Class B shares, respectively. Absent such reductions the ratio of expenses to average net assets would have been 1.79% and 2.53% for Class A and Class B shares, respectively, and the ratio of net investment loss to average net assets would have been (1.01%) and (1.74%) for Class A and Class B shares, respectively.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7) An estimated total return calculation which takes into consideration fees and expenses waived or borne by the adviser during the periods shown.
(8)   Annualized.
(9) Class B and Class C shares began operations on January 3, 1994 and March 1, 1999, respectively.



28 FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock sector funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

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